Document and Entity Information	Feb. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2022
Entity Registrant Name	Snap-on Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07724
Entity Tax Identification Number	39-0622040
Entity Address, Address Line One	2801 80th Street
Entity Address, City or Town	Kenosha
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53143-5656
City Area Code	262
Local Phone Number	656-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000091440
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	SNA
Security Exchange Name	NYSE